CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Assets:
Cash and due from banks	¥ 1,592,191	¥ 1,322,597
Interest-bearing deposits in other banks	45,994,780	35,327,408
Call loans and funds sold	1,037,986	893,545
Receivables under resale agreements (Note 29)	8,967,712	7,805,643
Receivables under securities borrowing transactions (Note 29)	3,350,052	3,407,391
Trading account assets	24,998,493	30,020,743
Investments (Notes 4, 9 and 28):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥513,054 million in 2016 and ¥442,775 million in 2017)	20,557,118	25,452,525
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,238,965 million in 2016 and ¥1,050,714 million in 2017)	3,817,360	4,818,961
Other investments	595,069	613,446
Loans (Notes 5, 6, 9 and 28)	82,283,906	77,555,369
Allowance for loan losses	(479,673)	(451,247)
Loans, net of allowance	81,804,233	77,104,122
Premises and equipment-net (Note 7)	2,041,273	1,837,990
Due from customers on acceptances	184,171	109,567
Accrued income	270,694	274,226
Goodwill (Note 8)	95,176	19,097
Intangible assets (Note 8)	94,147	48,651
Deferred tax assets (Note 20)	63,520	57,349
Other	4,992,329	4,696,890
Total	200,456,304	193,810,151
Liabilities and equity:
Noninterest-bearing deposits	19,063,774	16,108,032
Interest-bearing deposits	87,358,504	79,596,483
Noninterest-bearing deposits	1,996,450	1,601,417
Interest-bearing deposits	22,766,225	20,631,790
Due to trust accounts (Note 11)	4,123,088	4,467,305
Call money and funds purchased	1,255,172	2,521,009
Payables under repurchase agreements (Notes 29 and 30)	17,969,941	16,833,263
Payables under securities lending transactions (Notes 29 and 30)	1,919,249	2,844,653
Other short-term borrowings	1,476,612	2,080,039
Trading account liabilities	13,591,740	17,111,142
Bank acceptances outstanding	184,171	109,567
Income taxes payable	73,598	96,710
Deferred tax liabilities (Note 20)	140,475	201,859
Accrued expenses	209,309	181,441
Long-term debt	14,529,414	14,765,527
Other	5,026,525	6,476,723
Total	191,684,247	185,626,960
Commitments and contingencies (Note 24)
MHFG shareholders' equity:
Preferred stock (Note 14)		98,924
Common stock (Note 15)-no par value, authorized 48,000,000,000 shares in 2016 and 2017, and issued 25,030,525,657 shares in 2016, and 25,386,307,945 shares in 2017	5,826,149	5,703,144
Retained earnings	918,894	746,785
Accumulated other comprehensive income, net of tax (Note 17)	1,521,163	1,469,308
Less: Treasury stock, at cost-Common stock 10,929,211 shares in 2016, and 19,992,754 shares in 2017	(4,849)	(3,610)
Total MHFG shareholders' equity	8,261,357	8,014,551
Noncontrolling interests	510,700	168,640
Total equity	8,772,057	8,183,191
Total	200,456,304	193,810,151
Consolidated VIEs
Assets:
Cash and due from banks	96,077	51,304
Interest-bearing deposits in other banks	81,807	85,976
Trading account assets	2,099,890	1,639,050
Investments (Notes 4, 9 and 28):
Investments	46,180	40,732
Loans, net of allowance	2,149,321	2,255,409
Other	772,290	620,008
Total	5,245,565	4,692,479
Liabilities and equity:
Other short-term borrowings	60,575	292,614
Trading account liabilities	7,723
Long-term debt	431,190	411,679
Other	1,147,895	967,141
Total	¥ 1,647,383	¥ 1,671,434